Borrowings - Summary of Borrowing (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note (i))	¥ 5,493	$ 842	¥ 3,643
Bank borrowings (Note (ii))	50,000		5,000
Current portion of other borrowings (Note (i))	8,583		14,514
Current borrowings and current portion of non-current borrowings	58,583	$ 8,978	19,514
Total	¥ 64,076		¥ 23,157